Related Party Transactions (Details) - Schedule of amounts due from related parties ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Jun. 30, 2022 CNY (¥)
Business Acquisition [Line Items]
Total	¥ 7,761	$ 1,125	¥ 2,895
Total			(1,500)
Total	(236)	(34)	(292)
Fanhua Yuntong [Member]
Business Acquisition [Line Items]
Total	7,761	1,125	2,895
Total			(1,500)
Total	¥ (236)	$ (34)	¥ (292)